UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (340,735)	$ (4,816,916)	$ (1,310,941)	$ (2,979,675)	$ (18,300)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Stock compensation expense		1,768,876	239,133	810,962
Stock issued for services		40,560	280,850	280,850
Amortization of note payable discount		281,130		627
Depreciation and amortization expense		234,369	214
Changes in assets and liabilities:
Accounts receivable		(50,039)	(9,538)	(8,279)
Inventory			(3,652)	3,530
Prepaid expenses and other	15,952	24,845	(187,547)	141,699	5
Accounts payable	4,856	(96,285)		311,821	45,929
Accrued liabilities		258,184	109,791
Other assets and liabilities, net				100,997
Net cash used in operating activities	(351,831)	(2,355,276)	(881,690)	(1,627,926)	58,598
Cash flows from investing activities:
Software acquisition		(449,241)
Acquisition of office equipment	(1,500)
Net cash provided by (used in) investing activities	(1,500)	(449,241)
Cash flows from financing activities:
Proceeds from issuance of stock	1,055,000	1,111,962	122,000	1,033,500
Proceeds from issuance of debt		2,100,000	790,603	805,684
Distributions	(600,000)				(18,301)
Repayment of debt		(220,000)
Net cash provided by financing activities	455,000	2,991,962	912,603	1,839,184	(18,301)
Net change in cash and cash equivalents	101,669	187,445	30,913	211,258	40,297
Cash and cash equivalents, beginning of period	63,011	375,938	164,680	164,680	22,714
Cash and cash equivalents, end of period	164,680	563,383	195,593	375,938	63,011
Cash paid for interest
Cash paid for taxes
Supplemental information for non-cash investing and financing activities:
Conversion of debt and interest plus issuance of warrants		377,094
Software acquisitoin		$ 2,800,000
Conversion of preferred stock				$ 2,880